Offerings	Aug. 13, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.300% Senior Notes due 2028
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 499,930,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,539.28
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrants initially deferred payment of all of the registration fees for the Registration Statement on Form S-3 (Registration No. 333-289512), filed with the Securities and Exchange Commission on August 12, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.850% Senior Notes due 2032
Amount Registered | shares	300,000,000
Maximum Aggregate Offering Price	$ 299,400,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 45,838.14
Offering Note	See offering note (1).
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.250% Senior Notes due 2035
Amount Registered | shares	700,000,000
Maximum Aggregate Offering Price	$ 698,544,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 106,947.09
Offering Note	See offering note (1).
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of Debt Securities
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 457(n) of the Securities Act, no separate registration fee is payable with respect to any such guarantees. The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.